May 22, 2000




Dear Shareholders:

Attached hereto is the unaudited semi-annual report for the six month period ended March 31, 2000. The results will show that the performance of the Fund continues to be very competitive as compared to other fixed income municipal bond funds. Based on our anticipated income stream, we expect the Fund to pay out a tax-exempt dividend of at least 7.00% until 09/30/2000. This is higher than in our recent past for two reasons. We ended last year with a high cash balance. Since that time we have committed about 12% of the Fund to longer-term, higher-yielding securities. This has had a positive impact on the amount of income that we have available for distribution. In addition, we have received income from workouts, exceeding our expectations. In keeping with our historic accounting practice, we are amortizing this excess over the time period beginning when it is received and ending at the end of fiscal year 09/30/2000. This, too, enhances the yield on the Fund.

We made ACH (electronic deposits) available to shareholders during the last 6 months which allows us, with your permission, to deposit your dividend checks directly into your bank account. This saves several days of float on the money caused by mail delays etc.

As always, we are most appreciative of your continuing support of the Fund and we remain very optimistic about our future together.


Sincerely,



Fred R. Kelly, Jr.
Portfolio Manager

OFFICERS AND TRUSTEES
GEORGE N. DONNELLY, PRESIDENT AND CHAIRMAN OF THE BOARD OF TRUSTEES
    ANDREW B. SHAFFER, SECRETARY,
    TREASURER AND TRUSTEE
    FRED R. KELLY, JR., PORTFOLIO MANAGER

INVESTMENT ADVISER
    FREEDOM FUNDS MANAGEMENT COMPANY

TRANSFER, SHAREHOLDER SERVICING, AND DIVIDEND DISBURSING AGENT
    FREEDOM FUNDS MANAGEMENT COMPANY

DISTRIBUTOR
    SMITH HAYES FINANCIAL SERVICES CORP.

CUSTODIAN OF PORTFOLIO SECURITIES
    NORWEST INVESTMENTS AND TRUST,
    NORWEST BANK COLORADO, N.A.

INDEPENDENT AUDITORS
    FORTNER BAYENS LEVKULICH & CO., P.C.

LEGAL COUNSEL
    KUTAK ROCK



THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF COLORADO BONDSHARES - A TAX-EXEMPT FUND. THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS OF THE FUND. THE PROSPECTUS CONTAINS INFORMATION CONCERNING THE INVESTMENT POLICIES AND EXPENSES OF THE PORTFOLIO IN ADDITION TO OTHER PERTINENT INFORMATION. SHARES OF COLORADO BONDSHARES - A TAX EXEMPT FUND ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEMI-ANNUAL PERIOD ENDED MARCH 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

           FACE                                                                                             MARKET
          AMOUNT                           COLORADO MUNICIPAL BONDS- 95.5%                                   VALUE
          ------                           -------------------------------                                 ---------
           235,000   Academy Water and Sanitation District G.O. Series 1995, 6.20%-7.10% due
                         11/15/2002-05                                                                       247,361
           200,000   Arapahoe County Water and Wastewater Authority Revenue Series 1994,
                         6.20%-6.30% due 12/1/2003-04 (b)                                                    205,431
           215,000   Arapahoe Water and Sanitation District G.O. Refunding and Improvement Series
                         1986, 8.50% due 12/1/2005                                                           238,211
         2,250,000   Arapahoe Water and Sanitation District G.O. Refunding Series 1995B, 8.50% due
                         12/1/2020 (b)                                                                     2,455,200
            65,000   Arrowhead Metropolitan District G.O. Improvement Series 1995A, 5.90%-6.10% due
                         12/1/2001-03                                                                         65,768
           100,000   Arrowhead Metropolitan District G.O. Refunding Series 1994, 5.70% due 12/1/2003         100,806
           950,000   Aurora Multifamily Housing Revenue River Falls Project Series 1999A, 5.70% due
                         7/1/2029                                                                            835,307
           306,040   Aurora Centretech Metropolitan District G.O. Refunding and Improvement Series
                         1994, 6.00% due 12/1/2023 (b)                                                       324,148
           700,000   Beebe Draw Farms Metropolitan District G.O.  Series 1998, 7.00% due 10/1/2018           700,000
         1,765,000   Bell Mountain Ranch Phase II Metropolitan District G.O. Series 1995, 8.50% due
                         11/15/2015                                                                        1,965,773
           145,000   Black Hawk (City of) Device Tax Revenue Series 1994, 5.55%-5.70% due
                         12/1/2000-01                                                                        145,982
           200,000   Black Hawk (City of) Device Tax Revenue Series 1996, 5.75%-5.85% due
                         12/1/2003-04                                                                        202,243
         2,250,000   Black Hawk (City of) Device Tax Revenue Series 1998, 5.625% due 12/1/2021             1,913,985
           100,000   Black Hawk (City of) G.O. Water Improvement Series 1992, 6.80% due 12/1/2000            101,728
           265,000   Boulder County Multifamily Refunding & Improvement Revenue (Thistle Cmnty
                         Housing) Series 1999A, 6.00% due 6/1/2011                                           251,146
           805,000   Boulder County Multifamily Refunding & Improvement Revenue (Thistle Cmnty
                         Housing) Series 1999A, 6.25% due 6/1/2019                                           746,517
            75,000   Boulder County Multifamily Refunding & Improvement Revenue (Thistle Cmnty
                         Housing)  Subordinate Series 1999B, 7.375% due 6/1/2015                              71,384
            25,000   Boulder Valley School District No. RE-2 Series 1992A, 5.80% due 10/15/2001               25,490
            75,000   Boxelder Sanitation District Sewer Revenue Refunding and Improvement Series
                         1994, 5.90% due 1/1/2003                                                             75,638
           200,000   Breckenridge (Town of) G.O. Recreation Center Refunding Series 1993, 4.45% due
                         12/1/2000                                                                           200,448

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEMI-ANNUAL PERIOD ENDED MARCH 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

           FACE                                                                                             MARKET
          AMOUNT                           COLORADO MUNICIPAL BONDS- 95.5%                                   VALUE
          ------                           -------------------------------                                 ---------
         4,450,000   Bromley Park Metropolitan District No. 3 G.O. Ltd. Tax Series 2000, 8.00% due
                         12/1/2019                                                                         4,450,000
            70,000   Castle Rock (Town of) G.O. Water Refunding Series 1993, 4.65% due 12/1/2000              70,164
            25,000   Castle Rock (Town of) G.O. Series 1988-2, 10.375% due 12/1/2008                          25,000
           545,000   Castle Rock (Town of) LID Series 1988-2D Special Assessment, 9.25%-10.375% due
                         12/1/2008 (a)                                                                       177,125
           130,000   Central City (City of) Excise Tax Revenue Refunding Series 1996, 5.70%-6.60%
                         due 12/1/2001-11                                                                    123,531
            45,000   Central City (City of) Special Assessment District No.1, 7.50% due 12/1/2003             45,213
         2,500,000   Central Platte Valley Metropolitan District Special Obligation
                          Revenue Series 1998, 7.00% due 12/1/2017                                         2,437,500
           100,000   Clear Creek School District No. Re-1 G.O. Improvement Series 1991, 5.90% due
                         12/1/2000                                                                           101,149
         2,009,520   Colorado Centre Metropolitan District Ltd. Tax and Special Revenue Series
                         1992A, principal only, 0.00% due 1/1/2027 (a)(e)(i)                                  17,262
         2,008,335   Colorado Centre Metropolitan District Ltd. Tax and Special Revenue Series
                         1992A, interest only, 9.00% due 1/1/2027 (f)(I)                                   1,202,169
         6,465,662   Colorado Centre Metropolitan District Ltd. Tax and Special Revenue Series
                         1992B, 0.00% due 1/1/2032 (a)(g)(i)                                                  55,540
           965,000   Colorado Educational & Cultural Facilities Authority Charter School Revenue -
                         Crown Pointe Academy Series 2000, 7.25% due 7/15/2025                               965,000
         4,150,000   Colorado Educational & Cultural Facilities Authority Charter School Revenue -
                         Liberty Common Series 1998, 6.95% due 8/15/2019                                   4,096,465
         1,765,000   Colorado Health Facilities Authority Revenue Refunding Christian Living Campus
                         Project Series 1998, 3.90% due 1/1/2024 (h)                                       1,765,000
           520,000   Colorado Health Facilities Authority Zero Coupon Retirement Housing Revenue
                         Liberty Heights Project 1990 Subordinate Series B, 6.97% due 7/15/2020 (d)          137,363
           595,000   Colorado Postsecondary Educational Facilities Authority Revenue National
                         Technological University Project Series 1993, 7.375% due 12/1/2010 (b)              649,026
           830,000   Colorado Postsecondary Educational Facilities Authority Revenue National
                         Technological University Project Series 1993, 7.75% due 12/1/2010                   928,496
           805,000   Colorado Springs Spring Creek G.I.D. GO Series 1995, 2.07% due 12/1/2014 (h)(i)         362,250
         1,180,000   Columbia Metropolitan District G.O. Improvement Series 1992, 7.60%-8.50% due
                         11/1/2000-12                                                                      1,292,688

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEMI-ANNUAL PERIOD ENDED MARCH 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

           FACE                                                                                             MARKET
          AMOUNT                           COLORADO MUNICIPAL BONDS- 95.5%                                   VALUE
          ------                           -------------------------------                                 ---------
           470,000   Cordillera Metropolitan District G.O. Series 1994A, 8.00% due 12/1/2009 (b)             534,879
           500,000   Cordillera Metropolitan District G.O. Series 1994, 8.25% due 12/1/2013 (b)              574,070
         1,025,000   Cotton Ranch Metropolitan District G.O. Series 1998A, 7.25% due 12/1/2017             1,007,555
         3,500,000   Cotton Ranch Metropolitan District Subordinate Junior G.O. Ltd. Tax Refunding
                         Variable Rate Series 1999B, 7.75% due 12/15/2017 (h)                              3,104,535
         2,250,000   Cottonwood Water and Sanitation District Refunding Series 1996A, 7.60% due
                         12/1/2012                                                                         2,295,338
        19,106,474   Cottonwood Water and Sanitation District Capital Appreciation Refunding Second
                         Lien, Series 1998A, 8.00% due 12/1/2027 (d)                                       3,810,595
           240,000   Crested Butte (Town of) Sales Tax Revenue Series 1994, 6.10%-6.35% due
                         12/1/2001-03                                                                        245,944
           375,000   Delta Sales (City of) and Use Tax Revenue Refunding Series 1994, 4.35%-4.65%
                         due 12/1/2001-03                                                                    372,101
            72,000   Denver (City and County of) Lease Purchase Certificates Series 1993, 6.30% due
                         1/1/2002                                                                             72,059
         1,000,000   Denver (City and County of) Airport System Subordinate Revenue Series 1997B,
                         3.90% due 12/1/2020 (h)                                                           1,000,000
         1,885,000   Denver (City and County of) Subordinate Multifamily Housing Revenue Capitol
                         Heights Apts. Series 1999C, 8.00% due 5/1/2032                                    1,885,000
            45,000   Denver West Metropolitan District Series 1997B, 4.80% due 12/1/2002                      44,365
           775,000   Denver West Metropolitan District Series 1997B, 5.70% due 12/1/2017                     716,472
            40,000   Dillon (Town of) G.O. Series 1992, 5.90% due 10/1/2000                                   40,340
            95,000   Dillon (Town of) Excise Tax Revenue Series 1994, 5.80%-5.90% due 6/1/2002-03             96,667
            90,000   Durango (City of) First Mortgage Revenue Series 1995, 6.50% due 12/15/2000               89,667
           470,000   Eagle Ranch Metropolitan District Golf Course Enterprise Revenue Series 1999B,
                         3.95% due 10/15/2018 (h)                                                            470,000
           455,000   Eagle Riverview Affordable Housing Corp. Multifamily Housing Project Revenue
                         Series 1999B, 7.00% due 7/1/2029                                                    455,000
            60,000   El Paso and Elbert Counties Joint School District No. 23-JT G. O. Building
                         Series 1994, 5.75% due 12/15/2001                                                    60,932
            90,000   El Paso County LID 85-2 Special Assessment Refunding Series 1988, 8.875%-9.00%
                         due 9/1/2000                                                                          9,000
            69,412   El Paso County Pheasant Run LID Special Assessment Series 1986-2, 9.25% due
                         9/1/1999 (a)                                                                         17,353
           100,000   El Paso County School District No. 2 - Harrison G.O. Improvement Series 1994,
                         7.10% due 12/1/2004                                                                 108,982

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEMI-ANNUAL PERIOD ENDED MARCH 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

           FACE                                                                                             MARKET
          AMOUNT                           COLORADO MUNICIPAL BONDS- 95.5%                                   VALUE
          ------                           -------------------------------                                 ---------
           500,000   El Paso County School District No. 20 Zero Coupon G.O. Refunding Series 1993A,
                         6.10% due 6/15/2008 (d)                                                             323,430
           150,000   Elbert County School District C-1 G.O. Series 1994, 4.40% due 12/1/2002                 147,873
           155,000   City of Englewood Golf Course Revenue Series 1994, 4.35% due 12/1/2000                  154,699
         3,093,651   Equi-Mor Holdings Inc. Class A Pass-Through Certificates Series 1998-B, 7.00%
                         due 9/1/2018                                                                      3,093,651
         1,032,432   Equi-Mor Holdings Inc Class A Pass-Through Certificates Series 1999A, 7.50%
                         due 4/5/2018                                                                      1,032,432
            25,000   Fort Collins Refunding Series B, 6.00%, due 12/1/2002                                    25,848
            25,000   Fort Lupton Golf Course Revenue Anticipation Warrants Series 1996A, 8.50% due
                         12/15/2015                                                                           23,000
           500,000   Galleria Metropolitan District G.O. Series 1999, 7.25% due 12/1/2019                    491,305
         2,000,000   Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00% due
                         12/1/2018                                                                         1,814,780
           160,000   Gateway Village GID G.O. Refunding and Improvement Series 1998, Zero Coupon
                         5.40%-5.60% due 12/1/2000-01 (d)                                                    151,090
           835,000   Gateway Village GID G.O. Series 1995, 8.25%-8.75% due 12/1/2005-14 (b)                  909,072
         1,000,000   Gateway Village GID Subordinate Ltd. Tax G.O. Series 1999, 7.00% due 6/1/2019         1,000,000
           300,000   Grand Junction (City of) Downtown Development Authority Tax Increment Revenue
                         Series 1996, 5.55%-5.65% due  11/15/2004-05                                         304,128
         1,200,000   Greatrock North Water and Sanitation District Ltd. Tax G.O. Series 1998, 8.00%
                         due 12/1/2017                                                                     1,145,412
           270,000   Greenwood Metropolitan District G.O. Refunding Series 1994, 6.10%-7.00% due
                         12/1/2000-04                                                                        279,331
           265,000   Greenwood North Metropolitan District G.O. Refunding Series 1993, 4.75%-5.00%
                         due 12/1/2000-01                                                                    265,082
           220,000   Greenwood South Metropolitan District G.O. Refunding Series 1994, 6.25%-6.90%
                         due 12/1/2001-04                                                                    227,388
           510,000   Hamilton Creek District Series 1990, .7% due 12/1/2004 (g)(i)                           255,000
            10,000   Hyland Hills Park & Recreation District Special Revenue Improvement Series
                         1992, 7.10% due 12/15/2000                                                           10,195
           340,000   Idledale Fire Protection District G.O. Series 1993, 5.20%-5.80% due
                         12/15/2003-07                                                                       338,008
           465,000   La Plata County Recreational Facilities Revenue Refunding Durango Ski
                         Corporation Project Series 1989A, 9.00% due 2/1/2010                                453,329
           315,000   Las Animas (City of) Water G.O. Series 1989, 8.60% due 12/1/2009                        317,057

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEMI-ANNUAL PERIOD ENDED MARCH 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

           FACE                                                                                             MARKET
          AMOUNT                           COLORADO MUNICIPAL BONDS- 95.5%                                   VALUE
          ------                           -------------------------------                                 ---------
           300,000   Left Hand Water District Water Revenue Refunding Series 1993, 4.30%-4.45% due
                         11/15/2000-01                                                                       300,195
         2,030,000   Littleton (The) Riverfront Authority Tax Increment Revenue Refunding Series
                     1999A-1, 8.00% due 12/1/2008                                                          2,015,932
           135,000   Lookout Mountain Water District G.O. Refunding Series 1993, 5.20% due 12/1/2001         135,927
           165,000   Montrose (City of) Sales and Use Tax Revenue Refunding Series 1993, 4.40% due
                         8/15/2000                                                                           165,129
           250,000   Montrose (City of) Water and Sewer Revenue Refunding and Improvement Series
                         1993, 4.50%-4.65% due 10/1/2001-02                                                  250,068
           155,000   Monument Sanitation District G.O. Refunding Series 1994, 5.80%-5.90% due
                         12/1/2001-02                                                                        157,040
           175,000   Mt. Crested Butte (Town of) G.O. Refunding Series 1993, 4.60%-4.75% due
                         5/1/2000-01                                                                         175,128
           100,000   Mountain Village Metropolitan District G.O. Series 1992, 7.95% due 12/1/2003
                         (b)                                                                                 108,574
           435,000   Mountain Village Metropolitan District G.O. Series 1992, 7.95% due 12/1/2003            488,078
           225,000   North Jeffco Park and Recreation District Golf Course Revenue Series 1994,
                         5.80%-6.10% due 12/1/2001-04                                                        229,986
           750,000   North Pines Metropolitan District G.O. Ltd. Tax Series 1999, 6.00% due
                         12/1/2003                                                                           740,490
           760,000   North Pines Metropolitan District G.O. Ltd. Tax Series 1999, 8.00% due 6/1/2019         739,586
            75,000   Otero County Swink School District No. 33 G.O. Building Series 1994, 8.40% due
                         12/15/2000-03                                                                        81,273
           115,000   Ouray County Ridgway School District #R-2 Series 1994, 7.75% due 12/1/2001-02           121,976
           145,000   Parker (Town of) Sales and Use Tax Refunding Revenue Series 1993, 4.30% due
                         11/1/2000                                                                           145,172
         4,470,000   Parker Jordan Metropolitan District G.O. Series 2000, 7.25% due 12/1/2019             4,470,000
            45,000   Pitkin County Sales Tax Revenue Series 1995, 5.30% due 12/1/2000                         45,029
           200,000   Project 7 Water Authority Water Revenue Refunding Series 1993, 4.50% due
                         12/1/2000                                                                           200,512
           354,000   Pueblo County Capital Improvement Residual Revenue Series 1988, 10.07% due
                         8/2/2010 (d)                                                                        142,704
            45,000   Rangely Junior College District G.O. Building Series 1992, 6.40% due 10/1/2000           45,363
           159,868   Roxborough Village Metropolitan District Series 1993A, 9.00% due 12/31/2016 (i)         130,866

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEMI-ANNUAL PERIOD ENDED MARCH 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

           FACE                                                                                             MARKET
          AMOUNT                           COLORADO MUNICIPAL BONDS- 95.5%                                   VALUE
          ------                           -------------------------------                                 ---------
           278,078   Roxborough Village Metropolitan District Series 1993B, principal only, 0.00%
                         due 12/31/2021 (e)(i)                                                                16,293
           906,622   Roxborough Village Metropolitan District Series 1993C, 9.84% due 12/31/2032
                         (d)(i)                                                                                7,788
            20,270   Roxborough Village Metropolitan District Series 1993B, interest only, 10.41%
                         due 1/1/2043 (f)(i)                                                                     174
           120,000   Saguache County Moffat School District No. 2 G.O. Series 1994, 5.80%-5.90% due
                         12/1/2000-01                                                                        121,914
           535,000   San Miguel County Housing Authority Multifamily Telluride Village Revenue
                         Refunding Series 1993, 6.30% due 7/1/2013                                           551,376
         1,250,000   Sand Creek Metropolitan District G.O. Ltd. Tax Series 1997, 7.125% due 12/1/2016      1,230,350
         1,660,000   Sheridan Series 1997A, 7.50% due 12/1/2016                                            1,646,056
         1,000,000   Southpark Metropolitan District Refunding G.O. Series 1996, 6.60%
                         due 12/1/2013                                                                     1,029,920
           275,000   Southtech Metropolitan District G.O. Refunding Series 1994, 5.20%-5.85% due
                         12/1/2000-04                                                                        278,112
         2,000,000   Sterling Hills Metropolitan District G.O. Ltd. Tax Series 1998, 7.75% due
                         6/1/2018                                                                          1,892,000
         3,320,000   Sterling Hills West Metropolitan District G.O. Ltd. Tax Series 2000, 8.00% due
                         12/1/2019                                                                         3,320,000
           360,000   Telluride Hospital District Series 1997, 4.60%-4.80% due 12/1/00-02                     357,069
         1,950,000   Todd Creek Farms Metropolitan District #2 Ltd. Tax G. O. Series 1997, 8.00%
                         due 6/1/2017                                                                      1,912,658
         1,000,000   Todd Creek Farms Metropolitan District No. 2 Ltd. Tax G.O. Series 1999, 7.50%
                         due 12/1/2018                                                                       948,280
           200,000   Upper Eagle Regional Water Authority Water Refunding Series 1994, 5.65%-5.80%
                         due 12/1/2000-01                                                                    201,792
           610,000   Valley Metropolitan District G.O. Revenue Series 1992, 7.00% due 12/15/2006             625,317
           100,000   Weld County Reorganized School District RE-4 G.O. Series 1993, 4.65% due
                         12/1/2000                                                                           100,325
           235,000   Town of Windsor G.O. Water Refunding Series 1994, 4.60%-4.80% due 4/1/2000-01           235,163
                                                                                                          ----------

                     Total Colorado Municipal Bonds (cost $85,939,161)                                    84,910,086
                                                                                                          ----------

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEMI-ANNUAL PERIOD ENDED MARCH 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

           FACE                                                                                             MARKET
          AMOUNT                    COLORADO CERTIFICATES OF PARTICIPATION- 1.5%                             VALUE
          ------                    --------------------------------------------                           ---------
           155,000   Arapahoe County Recreation District Refunding Certificates of Participation
                         Series 1996, 5.00%-5.20% due 12/1/2004-06                                           156,176
           125,000   Central City (City of) Certificates of Participation City Hall Project Series
                         1995, 6.65%-6.80% due 12/1/2000-01                                                  124,926
           600,000   Eagle-Vail Metropolitan District Golf Course Series 1999, 6.00% due 12/1/2019           550,722
           100,000   El Paso County School District No. 49 Falcon Schools Refunding Certificates of
                         Participation Series 1995, 4.375% due 11/1/2001                                      99,839
           200,000   Gilpin County Certificates of Participation Detention Facility Project Series
                         1994, 6.60% due 10/15/2001                                                          204,356
            50,000   Las Animas County School District  No. 001 Certificates of Participation
                         Series 1991A, 8.00% due 12/1/2010                                                    51,697
           145,000   Park School District R-3 Certificates of Participation Series 1996,
                         5.35%-5.45% due 6/1/2004-05                                                         145,032
                                                                                                          ----------
                     Total Colorado Certificates of Participation Bonds
                         (cost $1,314,339)                                                                 1,332,748
                                                                                                          ----------

                                              OTHER MUNICIPAL BONDS - 1.6%
                                              ----------------------------

           100,000   City of Burnsville G.O. Tax Increment Refunding Series 1993C, 4.40% due
                         2/1/2002                                                                             99,834
           510,000   Dona Ana County New Mexico Tax-Exempt Multi-Family Housing Revenue Bonds
                         Subordinate Series 1999B1, 8.50% due 8/1/2014                                       510,000
           225,000   Saint Charles Mesa Water District Water Revenue Refunding Series 1992, 5.55%
                         due 12/1/2000                                                                       227,111
           515,000   Sandoval County Project Revenue Bonds New Mexico Tournament Soccer Complex
                         Series 1997, 7.50% due 8/15/2006                                                    499,704
           100,000   Santa Fe Public School District G.O. Series 1994, 5.60% due 6/15/2001                   100,099

                     Total Other Municipal Bonds (cost $1,453,122)                                         1,436,748
                                                                                                          ----------

                     Total investments, at value (cost $88,706,622)*                    98.6%             87,679,582
                     Other assets net of liabilities                                     1.4%              1,205,503
                                                                                       -----              ----------

                     Net assets                                                        100.0%            $88,885,085
                                                                                       =====              ==========

o  Tax cost basis approximates book cost basis.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEMI-ANNUAL PERIOD ENDED MARCH 31, 2000 (UNAUDITED)

-------------------------------------------------------------------------------

(a) Non-income producing based upon the financial condition of the issuer (see footnote 1).

(b) Originally issued as general obligation bonds but are now prerefunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c) Represents interest certificates whose characteristics are similar to zero coupon bonds. All interest based on the coupon rate is remitted upon maturity. Interest rate shown for interest certificates represents effective yield at acquisition.

(d) Interest rate shown for zero coupon bonds represents the effective yield at the date of acquisition.

(e) Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f) Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g) Interest rate disclosed for cash flow bond represents the effective yield at March 31, 2000. Income on this security is derived from the cash flow of the issuer.

(h)   Represents current interest rate for a variable rate bond.

(i) Terms of security have been restructured since the original issuance. The face amount and market value of such securities amount to $9,089,594 and $267,280 or .3% of net assets, respectively, as of March 31, 2000.

The following abbreviations are used in the descriptions of securities included in the Statement of Investments:

       G.O.     - General Obligations
       LID      - Local Improvement District
       GID      - General Improvement District

See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF ASSETS AND LIABILITIES

SEMI-ANNUAL PERIOD ENDED MARCH 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

                                            ASSETS
                                            ------

Investments, at value (cost $88,706,622) - see accompanying statement                                 $ 87,679,582
Cash                                                                                                           777
Interest receivable                                                                                      1,569,309
Shares of beneficial interest sold                                                                          30,615
                                                                                                      ------------

Total assets                                                                                            89,280,283
                                                                                                      ------------
                                         LIABILITIES
                                         -----------

Payables and other liabilities:
Dividends                                                                                                  310,520
Shares of beneficial interest redeemed                                                                      58,770
Accrued expenses and other                                                                                  25,908
                                                                                                      ------------

Total liabilities                                                                                          395,198
                                                                                                      ------------

Net Assets                                                                                            $ 88,885,085
                                                                                                      ============

                                  COMPOSITION OF NET ASSETS
                                  -------------------------

Paid-in capital                                                                                       $ 89,760,842
Undistributed net investment income                                                                        817,999
Accumulated net realized loss from investment transactions                                                (666,716)
Net unrealized depreciation of investments (note 3)                                                     (1,027,040)
                                                                                                      ------------

Net assets                                                                                            $ 88,885,085
                                                                                                      ============

Net asset value and redemption value per share (based on 9,444,770
shares of beneficial interest outstanding)                                                            $  9.41
                                                                                                      =======

Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                                           $  9.88
                                                                                                      =======


See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF OPERATIONS

SEMI-ANNUAL PERIOD ENDED MARCH 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

Investment income - interest                                                                           $ 3,852,142
                                                                                                       -----------

Expenses:
    Management fees (note 4)                                                                               216,112
    Custodian fees (note 5)                                                                                 34,387
    Legal and auditing fees                                                                                 33,506
    Transfer agency expenses (note 4)                                                                       27,450
    Shareholders' reports and proxy statements                                                               9,150
    Registration fees                                                                                          229
    Trustees' fees                                                                                             800
    Other                                                                                                    6,039
                                                                                                       -----------

          Total expenses                                                                                   327,673

Earnings credits on cash balances (note 5)                                                                 (34,387)
                                                                                                       -----------

          Net expenses                                                                                     293,286
                                                                                                       -----------

          Net investment income                                                                          3,558,856

Realized and unrealized gain (loss) on investments:
    Net realized loss on investments                                                                      (666,716)
                                                                                                       -----------
    Net unrealized appreciation (depreciation) of investments:
       Beginning of the period                                                                            (865,820)
       End of the period                                                                                (1,027,040)
                                                                                                       -----------
          Net change in unrealized depreciation on investments                                            (161,220)
                                                                                                       -----------

          Net realized and unrealized gain (loss) on investments                                          (827,936)
                                                                                                       -----------

          Net increase in net assets resulting from operations                                         $ 2,730,920
                                                                                                       ===========


See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF CHANGES IN NET ASSETS

SEMI-ANNUAL PERIOD ENDED MARCH 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                               PERIOD                FISCAL YEAR
                                                                                ENDED                   ENDED
                                                                              3/31/2000               9/30/1999
                                                                             ------------            ------------
    Net investment income                                                    $  3,558,856            $  4,755,392
    Net realized loss on investments                                             (666,716)                  7,024
    Net change in unrealized depreciation on investments                         (161,220)             (1,967,844)
                                                                             ------------            ------------

       Net increase in net assets resulting from operations                     2,730,920               2,794,572
                                                                             ------------            ------------

Dividends to shareholders from net investment income                           (2,792,528)             (4,697,920)
                                                                             ------------            ------------

From beneficial interest transactions:
    Proceeds from sale of shares                                                6,173,590              15,448,573
    Dividends reinvested                                                        1,566,635               2,828,356
    Payments for shares redeemed                                               (2,935,786)             (5,338,925)
                                                                             ------------            ------------
          Increase in net assets derived from
              beneficial interest transactions                                  4,804,439              12,938,004
                                                                             ------------            ------------

          Net increase in net assets                                            4,742,831              11,034,656

Net assets:
    Beginning of period                                                        84,142,254              73,107,598
                                                                             ------------            ------------

    End of period (including undistributed net investment
       income of $817,999 and $57,472, respectively)                         $ 88,885,085            $ 84,142,254
                                                                             ============            ============

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

                              FINANCIAL HIGHLIGHTS

                                                                                      YEARS ENDED SEPTEMBER 30,
          PER SHARE OPERATING DATA:                    3/31/2000       1999          1998          1997         1996         1995
                                                       ---------       ----          ----          ----         ----         ----


         Net asset value, beginning of period           $ 9.42        $ 9.64        $ 9.58        $ 9.37       $ 9.16       $ 9.07
                                                        ------        ------        ------        ------       ------       ------

                        Net investment income             0.30          0.56          0.62          0.58         0.61         0.60

   Net realized and unrealized gain (loss) on
                                  investments             (.01)        (0.22)         0.06          0.21         0.20         0.09
                                                        ------        ------        ------        ------       ------       ------
          Increase (decrease) from investment
                                   operations             0.29          0.34          0.68          0.79         0.81         0.69

         Dividends from net investment income            (0.30)        (0.56)        (0.62)        (0.58)       (0.60)       (0.60)
                                                        ------        ------        ------        ------       ------       ------

   Net increase (decrease) in net asset value            (0.01)        (0.22)         0.06          0.21         0.21         0.09
                                                        ------        ------        ------        ------       ------       ------

               Net asset value, end of period           $ 9.41        $ 9.42        $ 9.64        $ 9.58       $ 9.37       $ 9.16
                                                        ======        ======        ======        ======       ======       ======

         TOTAL RETURN, AT NET ASSET VALUE (1)             3.11%+        3.64%         7.62%         8.66%        9.15%        8.05%
                                                          =====         =====         =====         =====        =====        =====

             Net assets, end of period (000)s         $ 88,885      $ 84,142      $ 73,108      $ 67,249     $ 50,583     $ 44,768

                        Net investment income             4.11%+        5.96%         6.66%         6.13%        6.50%        6.81%

         Expenses, inclusive of expenses paid
                       indirectly by the Fund              .76%*         .73%          .77%          .84%         .77%         .84%

 Expenses, net of expenses paid indirectly by
                                     the Fund              .68%*         .64%          .66%          .73%         .70%         .77%

                 Portfolio turnover rate  (2)             16.49%       21.95%        28.63%        27.66%       24.53%       27.48%
                                                          ======       ======        ======        ======       ======       ======

+  Not annualized
*  Annualized

(1) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
(2) The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the market value of portfolio securities owned during the period. Sales of securities include the proceeds of securities which have been called, or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation. Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the period ended March 31, 2000 were $19,250,747 and $12,961,826, respectively.

See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS

SEMI-ANNUAL PERIOD ENDED MARCH 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------


(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Colorado BondShares - A Tax-Exempt Fund (the Fund) is registered under the Investment Company Act of 1940 as amended, as a diversified, open-end management company. The Fund's investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund's investment adviser is Freedom Funds Management Company (FFMC). The following is a summary of significant accounting policies consistently followed by the Fund.

(a)   INVESTMENT VALUATION

      The values of investments are determined using prices quoted by a national independent pricing service approved by the Fund's Board of Trustees. The pricing service values the municipal bonds taking into consideration yield, stability, risk, quality, coupon, maturity, type of issue, trading characteristics and any other relevant trading or market factors. The Fund records amortization of premiums and accretion of original discounts on zero coupon bonds, using the effective yield method, in accordance with federal income tax purposes. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

(b)   INCOME TAXES

      The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its net investment income to shareholders. Therefore, no tax provision is required.

(c)   OTHER/SECURITY CREDIT RISK

      Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis which is the same basis the Fund uses for federal income tax purposes. The Fund concentrates its investments in Colorado and, therefore, may have more credit risks related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund invests in nonrated securities, which may be subject to a greater degree of credit risk, and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund's investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount and market value of bonds, for which the accrual of interest income has been discontinued, approximated $13,163,355and $2,047,342 (2.3% of net assets), respectively, as of March 31, 2000.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS

SEMI-ANNUAL PERIOD ENDED MARCH 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------


(d)   USE OF ESTIMATES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(2)   SHARES OF BENEFICIAL INTEREST

      The Fund has an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the six month period ended March 31, 2000 and the fiscal year ended September 30, 1999 were as follows:

                                                                   3/31/2000             1999
                                                                   ---------             ----
                 Proceeds from shares sold                           658,517           1,611,128
                 Dividends reinvested                                167,024             295,764
                                                                   ---------           ---------
                                                                     825,541           1,906,892
                 Shares redeemed                                    (312,866)           (557,388)
                                                                   ---------           ---------

                          Net change                                 512,675           1,349,504
                                                                   =========           =========

 (3)  UNREALIZED GAINS AND LOSSES

      At March 31, 2000, the net unrealized depreciation on investments of $1,027,042 was comprised of gross appreciation of $1,605,331 and gross depreciation of $2,632,373.

(4)   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      Management fees paid to FFMC were in accordance with the investment advisory agreement with the Fund which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. FFMC pays all expenses associated with advertising, marketing, and distributing the Fund's shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. FFMC provided certain transfer agency and shareholder services as part of the management fee arrangement for the period ended March 31, 2000. Transfer agency expenses represent direct expenses charged to the Fund by third parties.

(5)   EARNINGS CREDITS ON CASH BALANCES

      Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the custodian by the Fund which result in offsetting custodian fees incurred for the safeguarding of Fund assets.